UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  28-6968
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ John Griffin            New York, NY                5/15/09
       ------------------------   ------------------------------  ----------
             [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   50
                                               -------------

Form 13F Information Table Value Total:           $4,379,665
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number               Name


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                                                   Form 13F INFORMATION TABLE


           COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4    COLUMN 5            COLUMN 6   COLUMN 7         COLUMN 8
---------------------------- -------------- --------- --------- --------------------- ---------- --------- -------------------------
                                                       VALUE      SHRS OR   SH/  PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN  CALL DISCRETION  MANAGERS     SOLE    SHARED  NONE
---------------------------- -------------- --------- --------- --------------------- ---------- --------- -------------------------
AGNICO EAGLE MINES LTD       COM            008474108    42,121    740,000  SH          SOLE                  740,000    0      0
AMAZON COM INC               COM            023135106   214,812  2,925,000  SH          SOLE                2,925,000    0      0
AMGEN INC                    COM            031162100   151,036  3,050,000  SH          SOLE                3,050,000    0      0
ANADARKO PETE CORP           COM            032511107    55,204  1,419,500  SH          SOLE                1,419,500    0      0
APPLE INC                    COM            037833100   120,888  1,150,000  SH          SOLE                1,150,000    0      0
AXIS CAPITAL HOLDINGS        SHS            G0692U109    19,497    865,000  SH          SOLE                  865,000    0      0
BERKSHIRE HATHAWAY INC DEL   CL A           084670108   108,028      1,246  SH          SOLE                    1,246    0      0
BLACKROCK INC                COM            09247X101    50,065    385,000  SH          SOLE                  385,000    0      0
BROADRIDGE FINL SOLUTIONS IN COM            11133T103    96,320  5,175,700  SH          SOLE                5,175,700    0      0
CALPINE CORP                 COM NEW        131347304    29,283  4,300,000  SH          SOLE                4,300,000    0      0
COMPANHIA VALE DO RIO DOCE   SPONSORED ADR  204412209   166,250 12,500,000  SH          SOLE               12,500,000    0      0
COVANTA HLDG CORP            COM            22282E102   113,387  8,662,117  SH          SOLE                8,662,117    0      0
CROWN CASTLE INTL CORP       COM            228227104    93,886  4,600,000  SH          SOLE                4,600,000    0      0
DELL INC                     COM            24702R101    70,816  7,470,000  SH          SOLE                7,470,000    0      0
DEVON ENERGY CORP NEW        COM            25179M103    50,276  1,125,000  SH          SOLE                1,125,000    0      0
DISCOVERY COMMUNICATNS NEW   COM SER A      25470F104    85,066  5,310,000  SH          SOLE                5,310,000    0      0
DISCOVERY COMMUNICATNS NEW   COM SER C      25470F302    61,823  4,220,000  SH          SOLE                4,220,000    0      0
ECHOSTAR CORP                CL A           278768106    45,454  3,065,000  SH          SOLE                3,065,000    0      0
EXTERRAN HLDGS INC           COM            30225X103    22,428  1,400,000  SH          SOLE                1,400,000    0      0
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS 344419106    31,013  1,230,200  SH          SOLE                1,230,200    0      0
GENERAL GROWTH PPTYS INC     COM            370021107    10,792 15,200,000  SH          SOLE               15,200,000    0      0
GOLDCORP INC NEW             COM            380956409    41,650  1,250,000  SH          SOLE                1,250,000    0      0
GOODRICH PETE CORP           COM NEW        382410405    30,395  1,570,000  SH          SOLE                1,570,000    0      0
GOOGLE INC                   CL A           38259P508    86,180    247,600  SH          SOLE                  247,600    0      0
GREENLIGHT CAPITAL RE LTD    CLASS A        G4095J109    14,100    882,892  SH          SOLE                  882,892    0      0
HARLEY DAVIDSON INC          COM            412822108    13,390  1,000,000  SH          SOLE                1,000,000    0      0
ISHARES TR                   NASDQ BIO INDX 464287556    35,166    530,000  SH          SOLE                  530,000    0      0
MASTERCARD INC               CL A           57636Q104   263,446  1,573,000  SH          SOLE                1,573,000    0      0
MICROSOFT CORP               COM            594918104   380,443 20,710,000  SH          SOLE               20,710,000    0      0
MILLIPORE CORP               COM            601073109   213,795  3,724,000  SH          SOLE                3,724,000    0      0
MONSANTO CO NEW              COM            61166W101   197,778  2,380,000  SH          SOLE                2,380,000    0      0
NATIONAL OILWELL VARCO INC   COM            637071101   216,445  7,539,000  SH          SOLE                7,539,000    0      0
NETFLIX INC                  COM            64110L106    16,368    381,350  SH          SOLE                  381,350    0      0
NEWMONT MINING CORP          COM            651639106    44,312    990,000  SH          SOLE                  990,000    0      0
NOVAGOLD RES INC             COM NEW        66987E206     5,307  1,923,000  SH          SOLE                1,923,000    0      0
OPEN JT STK CO-VIMPEL COMMUN SPONSORED ADR  68370R109    12,361  1,890,000  SH          SOLE                1,890,000    0      0
PACKAGING CORP AMER          COM            695156109    37,716  2,896,764  SH          SOLE                2,896,764    0      0
PETROHAWK ENERGY CORP        COM            716495106    57,017  2,965,000  SH          SOLE                2,965,000    0      0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    87,144  2,860,000  SH          SOLE                2,860,000    0      0
RANGE RES CORP               COM            75281A109    19,345    470,000  SH          SOLE                  470,000    0      0
RENAISSANCERE HOLDINGS LTD   COM            G7496G103    53,148  1,075,000  SH          SOLE                1,075,000    0      0
SCHWAB CHARLES CORP NEW      COM            808513105    40,300  2,600,000  SH          SOLE                2,600,000    0      0
SPDR TR                      UNIT SER 1     78462F103   255,259  3,210,000  SH   CALL   SOLE                3,210,000    0      0
TARGET CORP                  COM            87612E106   110,096  3,201,400  SH          SOLE                3,201,400    0      0
THERMO FISHER SCIENTIFIC INC COM            883556102   144,428  4,049,000  SH          SOLE                4,049,000    0      0
VISA INC                     COM CL A       92826C839   194,917  3,505,700  SH          SOLE                3,505,700    0      0
VORNADO RLTY TR              SH BEN INT     929042109    98,856  2,974,000  SH          SOLE                2,974,000    0      0
WHOLE FOODS MKT INC          COM            966837106    16,800  1,000,000  SH          SOLE                1,000,000    0      0
WYNN RESORTS LTD             COM            983134107     7,189    360,000  SH          SOLE                  360,000    0      0
YAMANA GOLD INC              COM            98462Y100    47,869  5,175,000  SH          SOLE                5,175,000    0      0
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